Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

July 31, 2019

SLCXK6-QTLY-0919
1.9883972.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 4.3%
Interactive Media & Services - 0.8%
Adevinta ASA Class B	3,541	$39,381
CarGurus, Inc. Class A (a)	14,844	553,236
LIFULL Co. Ltd.	25,998	121,399
		714,016
Media - 3.5%
4Imprint Group PLC	21,026	713,395
Cable One, Inc.	1,085	1,320,228
Cogeco Communications, Inc.	12,491	986,465
Fluent, Inc. (a)	29,313	152,428
		3,172,516

TOTAL COMMUNICATION SERVICES		3,886,532

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.9%
Burelle SA	52	48,814
Compagnie Plastic Omnium	13,556	358,205
Linamar Corp.	11,937	404,291
		811,310
Distributors - 0.1%
Educational Development Corp.	7,060	46,949
Diversified Consumer Services - 3.7%
Afya Ltd.	8,000	231,360
Arco Platform Ltd. Class A	855	37,740
Career Education Corp. (a)	128,883	2,443,618
Collectors Universe, Inc.	3,388	80,329
Laureate Education, Inc. Class A (a)	35,321	578,911
Redhill Education Ltd.	26,400	34,312
		3,406,270
Hotels, Restaurants & Leisure - 1.9%
MTY Food Group, Inc.	30,377	1,507,112
SkiStar AB	20,702	240,849
		1,747,961
Household Durables - 4.8%
Cavco Industries, Inc. (a)	1,496	265,316
LGI Homes, Inc. (a)	26,490	1,861,982
New Home Co. LLC (a)	58,852	244,824
Skyline Champion Corp. (a)	30,199	860,672
TRI Pointe Homes, Inc. (a)	84,411	1,155,587
		4,388,381
Internet & Direct Marketing Retail - 1.8%
Kogan.Com Ltd. (b)	155,719	522,651
Liberty Interactive Corp. QVC Group Series A (a)	48,382	684,121
Points International Ltd. (a)	38,831	464,030
		1,670,802
Specialty Retail - 0.4%
Winmark Corp.	2,427	410,187
Textiles, Apparel & Luxury Goods - 0.3%
DFB Healthcare Acquisitions Co. (a)	23,000	234,830

TOTAL CONSUMER DISCRETIONARY		12,716,690

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Nichols PLC	8,501	186,085
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	19,070	449,289
Performance Food Group Co. (a)	22,867	1,002,718
		1,452,007
Food Products - 0.1%
Armanino Foods of Distinction	18,161	66,477
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	16,484	826,013

TOTAL CONSUMER STAPLES		2,530,582

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Computer Modelling Group Ltd.	4,498	22,357
Dril-Quip, Inc. (a)	3,883	204,323
Profire Energy, Inc. (a)	124,656	181,998
		408,678
Oil, Gas & Consumable Fuels - 2.5%
NACCO Industries, Inc. Class A	13,594	722,521
Texas Pacific Land Trust	837	667,256
World Fuel Services Corp.	23,510	917,830
		2,307,607

TOTAL ENERGY		2,716,285

FINANCIALS - 20.2%
Banks - 3.0%
Bank OZK	29,276	895,260
Camden National Corp.	5,247	234,593
First Hawaiian, Inc.	28,924	774,006
Plumas Bancorp	4,278	105,025
Popular, Inc.	12,745	733,602
		2,742,486
Capital Markets - 4.8%
Ashford, Inc. (a)	4,522	155,150
Australian Ethical Investment Ltd.	6,300	8,950
Impax Asset Management Group PLC	109,584	313,173
INTL FCStone, Inc. (a)	17,484	712,998
LPL Financial	17,833	1,495,654
Morningstar, Inc.	10,837	1,647,007
Tradeweb Markets, Inc. Class A	427	20,223
		4,353,155
Consumer Finance - 5.3%
Encore Capital Group, Inc. (a)(b)	50,461	1,815,587
Fellow Finance Oyj	6,019	47,308
First Cash Financial Services, Inc.	23,522	2,367,254
Gruppo MutuiOnline SpA	4,000	68,457
Nelnet, Inc. Class A	7,855	491,409
		4,790,015
Diversified Financial Services - 1.4%
Assetmark Financial Holdings, Inc. (a)	4,500	127,305
Cannae Holdings, Inc. (a)	8,284	239,822
Hypoport AG (a)	1,280	340,070
Jefferies Financial Group, Inc.	26,082	556,329
		1,263,526
Insurance - 3.4%
First American Financial Corp.	15,917	920,321
Investors Title Co.	1,187	194,787
Primerica, Inc.	16,500	2,024,385
		3,139,493
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	9,990	491,908
Thrifts & Mortgage Finance - 1.8%
LendingTree, Inc. (a)(b)	4,524	1,459,171
Timberland Bancorp, Inc.	5,725	158,239
		1,617,410

TOTAL FINANCIALS		18,397,993

HEALTH CARE - 14.7%
Biotechnology - 0.9%
AB-Biotics SA (a)	6,200	34,180
Anika Therapeutics, Inc. (a)	5,100	280,959
BioGaia AB	942	39,196
Bioventix PLC	2,795	128,822
Essex Bio-Technology Ltd.	200,000	157,430
Shanghai Haohai Biological Technology Co. Ltd. (H Shares) (c)	22,800	133,821
TransMedics Group, Inc.	2,485	58,969
		833,377
Health Care Equipment & Supplies - 3.1%
C-Rad AB (B Shares) (a)	46,179	187,130
Cardiovascular Systems, Inc. (a)	2,400	109,992
Hamilton Thorne Ltd. (a)	400	339
Kewaunee Scientific Corp.	978	17,849
Medacta Group SA (c)	6,900	603,590
Medistim ASA	11,517	165,145
Tristel PLC	70,549	246,660
Utah Medical Products, Inc.	7,589	690,523
Varex Imaging Corp. (a)	24,107	766,362
		2,787,590
Health Care Providers & Services - 3.8%
Chemed Corp.	1,994	808,348
Corvel Corp. (a)	5,299	451,475
Encompass Health Corp.	20,914	1,335,150
Magellan Health Services, Inc. (a)	7,242	509,402
Viemed Healthcare, Inc. (a)	53,532	400,740
		3,505,115
Health Care Technology - 2.4%
Inovalon Holdings, Inc. Class A (a)(b)	146,831	2,202,465
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	13,387	1,801,087
ICON PLC (a)	7,573	1,182,675
		2,983,762
Pharmaceuticals - 1.2%
Alliance Pharma PLC	103,253	88,901
BioSyent, Inc. (a)	43,690	212,193
Dechra Pharmaceuticals PLC	14,548	521,201
Phibro Animal Health Corp. Class A	7,715	240,168
		1,062,463

TOTAL HEALTH CARE		13,374,772

INDUSTRIALS - 13.4%
Building Products - 0.0%
Reliance Worldwide Corp. Ltd.	2,954	7,402
Commercial Services & Supplies - 3.1%
Boyd Group Income Fund	18,166	2,338,952
Bravida AB (c)	19,404	161,679
Clipper Logistics PLC (b)	28,717	93,593
Loomis AB (B Shares)	864	29,780
VSE Corp.	6,765	202,679
		2,826,683
Construction & Engineering - 0.7%
AECOM (a)	18,434	662,702
Industrial Conglomerates - 0.2%
Lifco AB	3,063	157,125
Machinery - 2.2%
AGCO Corp.	7,098	546,546
Allison Transmission Holdings, Inc.	17,628	810,007
Apergy Corp. (a)	7,652	248,920
Middleby Corp. (a)	3,060	411,203
		2,016,676
Professional Services - 6.0%
Asiakastieto Group Oyj (c)	1,327	41,425
Barrett Business Services, Inc.	10,629	930,038
CBIZ, Inc. (a)	81,128	1,895,961
Franklin Covey Co. (a)	26,642	972,433
Insperity, Inc.	8,135	865,157
SHL-JAPAN Ltd.	2,800	49,905
Talenom OYJ	9,734	382,532
Tinexta SpA	26,868	367,027
		5,504,478
Road & Rail - 0.1%
Trainline PLC (c)	9,633	50,139
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	6,020	328,271
Rush Enterprises, Inc. Class A	4,342	163,520
		491,791
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	12,443	515,638

TOTAL INDUSTRIALS		12,232,634

INFORMATION TECHNOLOGY - 17.4%
Electronic Equipment & Components - 2.4%
SYNNEX Corp.	22,075	2,175,271
Internet Software & Services - 0.8%
Dreamscape Networks Ltd. (a)	515,800	92,036
Liberated Syndication, Inc. (a)	2,264	7,018
LoopUp Group PLC (a)	10,257	17,213
MSL Solutions Ltd. (a)	751,800	37,989
Over The Wire Holdings Ltd.	66,300	215,231
Redbubble Ltd. (a)	312,367	296,390
Synchro Food Co. Ltd. (a)(b)	11,500	61,945
		727,822
IT Services - 4.9%
Bouvet ASA	4,252	148,346
Castleton Technology PLC	108,874	134,388
Computer Services, Inc.	10,760	430,723
CoreLogic, Inc. (a)	3,552	161,865
D4t4 Solutions PLC	11,316	33,027
Econocom Group SA (b)	105,634	351,512
GetBusy PLC (a)	160,864	86,076
GreenSky, Inc. Class A (a)(b)	40,448	462,321
Presidio, Inc.	33,074	463,036
Prodware	8,339	58,619
Sylogist Ltd.	39,695	353,399
Verra Mobility Corp. (a)	16,687	231,115
WEX, Inc. (a)	6,955	1,516,677
		4,431,104
Software - 9.3%
Admicom OYJ	1,714	92,214
AppFolio, Inc. (a)	2,382	229,982
Bigtincan Holdings Ltd. (a)(b)	283,521	92,079
Cardlytics, Inc. (a)	17,944	509,610
Ebix, Inc. (b)	37,800	1,739,934
Enghouse Systems Ltd.	18,762	491,298
Globalscape, Inc.	18,136	252,997
Hansen Technologies Ltd.	91,949	241,241
j2 Global, Inc.	13,579	1,209,753
LeadDesk Oyj	2,023	26,426
Micro Focus International PLC	43,157	909,064
NICE Systems Ltd. sponsored ADR (a)(b)	14,736	2,250,482
Red Violet, Inc. (a)	6,285	99,492
RIB Software AG	13,089	284,429
StoneCo Ltd. Class A (a)	425	14,879
Vitec Software Group AB	3,960	53,285
		8,497,165

TOTAL INFORMATION TECHNOLOGY		15,831,362

MATERIALS - 4.4%
Chemicals - 3.0%
Core Molding Technologies, Inc. (a)	11,700	77,805
Innospec, Inc.	25,327	2,365,035
Northern Technologies International Corp.	10,228	115,576
The Scotts Miracle-Gro Co. Class A	1,800	201,924
		2,760,340
Containers & Packaging - 1.4%
Silgan Holdings, Inc.	20,140	605,408
UFP Technologies, Inc. (a)	14,617	636,717
		1,242,125

TOTAL MATERIALS		4,002,465

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.4%
EPR Properties	18,574	1,382,463
Essential Properties Realty Trust, Inc.	75,107	1,586,260
Store Capital Corp.	31,370	1,073,168
		4,041,891
Real Estate Management & Development - 0.5%
FRP Holdings, Inc. (a)	2,738	135,750
Legacy Housing Corp. (b)	27,466	345,797
		481,547

TOTAL REAL ESTATE		4,523,438

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	49,029	471,659
TOTAL COMMON STOCKS
(Cost $81,144,364)		90,684,412

Money Market Funds - 9.7%
Fidelity Cash Central Fund 2.43% (d)	534,560	534,667
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	8,298,330	8,299,160
TOTAL MONEY MARKET FUNDS
(Cost $8,833,826)		8,833,827
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $89,978,190)		99,518,239
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(8,421,198)
NET ASSETS - 100%		$91,097,041

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $990,654 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,118
Fidelity Securities Lending Cash Central Fund	13,556
Total	$16,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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